Loans and Borrowings	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

						Carrying value, including accrued interest
Description	Denomination	Security	Time to Maturity	Coupon rate	Principal to be repaid	December 31, 2021	December 31, 2020
Senior credit facility	USD	Secured	39 months	LIBOR + 2.25% - 4.25%	$50,000	$48,303	$148,386
Equipment finance loans	USD	Secured	5 months - 48 months	5.00% - 7.95%	5,759	5,805	5,605
Equipment finance loans	EURO	Secured	6 months - 54 months	5.50% - 7.00%	2,005	2,005	1,791
Bank loan (MCSA)	BRL	Unsecured	59 months	CDI + 0.50%	3,458	3,137	3,980
Line of credit (MCSA)	BRL	Unsecured	0	CDI + 9.00%	—	—	1,447
Lines of credit (MCSA)	BRL	Unsecured	0	8.60% - 14.30%	—	—	4,221
Equipment finance loan (Plural)	BRL	Secured	0	CDI + 7.00%	—	—	1,065
Equipment finance loans	BRL	Secured	0	11.88% - 16.49%	—	—	1,607
Total					$61,222	$59,250	$168,102

Current portion						$4,344	$12,539
Non-current portion						$54,906	$155,563

The movements in loans and borrowings during the years ended December 31, 2021 and 2020 are comprised of the following:

	December 31, 2021	December 31, 2020
Balance, beginning of year	$168,102	$159,370
Proceeds from new senior revolving credit facility, net	—	13,652
Proceeds from new equipment finance loans	4,826	19,278
Proceeds from new lines of credit	645	36,726
Principal and interest payments	(117,404)	(67,118)
Interest expenses	5,177	9,921
Foreign exchange	(2,096)	(3,727)
Balance, end of year	$59,250	$168,102
(a)    Senior Credit Facility

At December 31, 2020, the Company had a $150.0 million credit facility from a syndicate of Canadian financial institutions. The credit facility was comprised of $75.0 million in senior secured non-revolving credit facility (“Term Facility”) and a $75.0 million senior secured revolving credit facility (“Revolving Credit Facility”) (collectively, the "Old Facilities). The Term Facility was to mature on March 31, 2024 and required principal repayments on a quarterly basis commencing on March 31, 2022, while the Revolving Credit Facility was payable in full at maturity on March 31, 2024. The Old Facilities bore interest on a sliding scale at a rate of LIBOR plus 2.50% to 4.25%, depending on the Company’s consolidated leverage ratio.

During the year ended December 31, 2021, the Old Facilities were amended and combined into a new $150.0 million senior secured revolving credit facility (“New Revolving Credit Facility”) with maturity date of March 31, 2025. The New Revolving Credit Facility bears interest on a sliding scale at a rate of LIBOR plus 2.25% to 4.25% depending on the Company’s consolidated leverage ratio. Commitment fees for any undrawn portion of the New Revolving Credit Facility are on a sliding scale between 0.56% to 1.06%.

During the year ended December 31, 2021, the Company also paid down the New Revolving Credit Facility by $100.0 million with $50.0 million remaining outstanding as at December 31, 2021. The Company has an interest rate swap arrangement whereby floating interest on $50.0 million (2020 - $50.0 million) of the New Revolving Credit Facility was swapped for a fixed interest rate of 1.68% (2020 - 2.69%). The interest rate swap arrangement is in effect until March 31, 2025.

Subsequent to year end, pursuant to completion of an offering of $400.0 million in Senior Notes (note 26), the Company repaid the outstanding $50.0 million balance of the New Revolving Credit Facility and settled the interest rate swap arrangement for nominal consideration. The New Revolving Credit Facility was further amended to reduce its limit from $150.0 million to $75.0 million, with an accordion option to increase to $100.0 million at the election of the Company.

The New Revolving Credit Facility is secured by pledges of shares of MCSA, NX Gold and Ero Gold. The Company is required to comply with certain financial covenants. As December 31, 2021, the Company is in compliance with these covenants.

(b)    Bank Loan and Equipment Finance Loans

The MCSA bank loan was recognized at fair value when the Company acquired MCSA and has subsequently been measured at amortized cost, net of settlements. Interest is being recognized using the effective interest rate method at an interest rate of 11.50%.

MCSA is subject to certain financial covenants which the Company is in compliance with at December 31, 2021. The equipment finance loans are secured by the corresponding equipment relating to them and a guarantee by the Company.

At December 31, 2020, MCSA had entered into an equipment finance loan with Plural Bank for BRL $12.0 million for a term of 24 months and at an interest rate of 7% + CDI per annum. MCSA had also entered into an interest rate swap transaction and a foreign exchange swap transaction with Plural Bank related to this loan whereby the floating interest of 7% + CDI on a notional amount of BRL $12.0 million was swapped for a fixed interest rate of 9.90%, and a notional principal amount of BRL $12.0 million was swapped for the USD currency at a foreign exchange rate of 3.9500. This loan was repaid during the year ended December 31, 2021 and the interest rate and foreign currency swap contracts terminated.

(c)    MCSA and NX Gold Lines of Credit

As at December 31, 2020, the Company’s subsidiaries, MCSA and NX Gold, had entered into various lines of credit for a total amount of BRL $154.6 million of which BRL $21.8 million ($4.2 million) was outstanding. These credit facilities bore interest at various rates ranging from 9.60% to 24.34%. During the year ended December 31, 2021, the Company’s subsidiaries, MCSA and NX Gold, terminated all remaining available credit facilities.

During the year ended December 31, 2020, the Company repaid BRL $162.2 million on various lines of credit entered into in the years ended December 31, 2020 and 2019.
(d)    Debt Repayments

Repayments of the principal portion of loans and borrowings is as follows:

December 31, 2021
2022(1)	54,282
2023	2,917
2024	1,602
2025	1,615
2026 and beyond	806
$61,222

(1) Includes $50.0 million of the New Revolving Credit Facility repaid in February 2022 which does not mature until March 31, 2025.